CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Stock To Be Cancelled [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 100	$ 15,110	$ 0	$ 2,773,081	$ (32,074)	$ (12,354,229)	$ (8,096)	$ (9,606,108)
Beginning Balance, shares at Dec. 31, 2023	1,000,000	151,096,262	0
Dividend						(377,488)		(377,488)
Foreign currency translation adjustment					(141,291)		899	(140,392)
Net loss for the year						(14,377)	(6,517)	(20,894)
Ending balance, value at Dec. 31, 2024	$ 100	$ 15,110	$ 0	2,773,081	(173,365)	(12,746,094)	(13,714)	(10,144,882)
Ending Balance, shares at Dec. 31, 2024	1,000,000	151,096,262	0
Dividend						(377,488)		(377,488)
Foreign currency translation adjustment					(291,490)		339	(291,151)
Net loss for the year						(631,723)	(1,718)	(633,441)
Ending balance, value at Dec. 31, 2025	$ 100	$ 15,110	$ 0	$ 2,773,081	$ (464,855)	$ (13,755,305)	$ (15,093)	$ (11,446,962)
Ending Balance, shares at Dec. 31, 2025	1,000,000	151,096,262	0